BBH EUROPEAN EQUITY PORTFOLIO

                            Portfolio of Investments
                                October 31, 2001

 Shares                                                              Value
 ------                                                           -----------
                       COMMON STOCKS (99.3%)
                       FINLAND (3.4%)
                       MULTI-INDUSTRY
  271,100              Nokia AB ................................  $ 5,665,369
                                                                  -----------
                       TOTAL FINLAND ...........................    5,665,369
                                                                  -----------
                       FRANCE (22.5%)
                       BANKING
   79,928              BNP Paribas SA ..........................    6,643,858
                                                                  -----------
                       CAPITAL EQUIPMENT
  191,500              Alcatel SA ..............................    2,889,025
                                                                  -----------
                       ELECTRONIC SEMI-CONDUCTOR
   78,180              STMicroelectronics NV ...................    2,186,694
                                                                  -----------
                       ENERGY
   54,463              Total Fina Elf SA .......................    7,643,207
                                                                  -----------
                       PHARMACEUTICALS
   86,000              Aventis SA ..............................    6,324,638
   29,165              Sanofi-Synthelabo SA ....................    1,921,848
                                                                  -----------
                                                                    8,246,486
                                                                  -----------
                       SERVICES
  138,200              Accor SA ................................    4,335,203
  182,465              Suez SA .................................    5,733,603
                                                                  -----------
                                                                   10,068,806
                                                                  -----------
                       TOTAL FRANCE ............................   37,678,076
                                                                  -----------
                       GERMANY (6.7%)
                       BANKING
   17,220              Direkt Anlage Bank AG* ..................      183,260
                                                                  -----------
                       INSURANCE
   16,744              Allianz AG Registered. ..................    3,929,911
   11,095              Muenchener Rueckversicherungs
                         Gesellschaft AG .......................    2,924,451
                                                                  -----------
                                                                    6,854,362
                                                                  -----------
                       MULTI-INDUSTRY
   81,000              E.On AG .................................    4,226,321
                                                                  -----------
                       TOTAL GERMANY ...........................   11,263,943
                                                                  -----------
                       IRELAND (4.9%)
                       BANKING
  491,000              Allied Irish Banks, Plc. ................  $ 4,770,399
                                                                  -----------
                       PHARMACEUTICALS
   73,600              Elan Corp., Plc. ADR* ...................    3,359,840
                                                                  -----------
                       TOTAL IRELAND ...........................    8,130,239
                                                                  -----------
                       ITALY (11.6%)
                       ENERGY
  305,000              ENI SpA .................................    3,819,342
                                                                  -----------
                       FINANCE
  189,600              Banca Fideuram SpA ......................    1,168,365
  490,000              Mediolanum SpA ..........................    3,795,322
                                                                  -----------
                                                                    4,963,687
                                                                  -----------
                       INSURANCE
  117,256              Assicurazioni Generali ..................    3,211,972
                                                                  -----------
                       TELECOMMUNICATIONS
  599,200              Telecom Italia Mobile SpA ...............    3,261,194
  492,083              Telecom Italia SpA ......................    4,103,624
                                                                  -----------
                                                                    7,364,818
                                                                  -----------
                       TOTAL ITALY .............................   19,359,819
                                                                  -----------
                       NETHERLANDS (4.7%)
                       CONSUMER GOODS
  113,252              Heineken NV .............................    4,161,859
                                                                  -----------
                       ELECTRIC COMPONENTS
  164,100              Philips Electronics NV ..................    3,726,039
                                                                  -----------
                       TOTAL NETHERLANDS .......................    7,887,898
                                                                  -----------
                       SPAIN (10.6%)
                       BANKING
  738,758              Banco Santander Central
                         Hispano SA ............................    5,682,216
                                                                  -----------
                       FINANCE
  539,200              Banco Bilbao Vizcaya
                         Argentaria SA .........................    6,029,350
                                                                  -----------

                          BBH EUROPEAN EQUITY PORTFOLIO

                            Portfolio of Investments
                          October 31, 2001 (continued)

 Shares                                                              Value
 ------                                                           -----------
                       SPAIN (continued)
                       TELECOMMUNICATIONS
  493,905              Telefonica SA* ..........................  $ 5,927,188
                                                                  -----------
                       TOTAL SPAIN .............................   17,638,754
                                                                  -----------
                       SWEDEN (3.9%)
                       CAPITAL EQUIPMENT
 254,640              Ericsson (LM) Telephone Co.
                         Class `B' .............................    1,102,813
                                                                  -----------
                       CONSUMER DURABLES
  205,587              Electrolux AB ...........................    2,466,828
                                                                  -----------
                       MULTI-INDUSTRY
  144,000              Atlas Copco AB ..........................    2,929,244
                                                                  -----------
                       TOTAL SWEDEN ............................    6,498,885
                                                                  -----------
                       UNITED KINGDOM (31.0%)
                       BANKING
  696,700              Lloyds TSB Group, Plc. ..................    7,025,156
                                                                  -----------
                       ENERGY
  590,400              BP Amoco, Plc. ..........................    4,760,910
  504,000              Shell Transport & Trading Co., Plc. .....    3,771,277
                                                                  -----------
                                                                    8,532,187
                                                                  -----------
                       FOOD & BEVERAGES
  503,155              Diageo, Plc. ............................  $ 5,018,720
                                                                  -----------
                       MEDIA
  199,176              Pearson, Plc. ...........................    2,381,702
                                                                  -----------
                       PHARMACEUTICALS
  329,520              GlaxoSmithKline, Plc. ...................    8,857,358
                                                                  -----------
                       SERVICES
  409,000              BAA, Plc. ...............................    3,265,440
  406,194              Compass Group, Plc. .....................    2,959,751
  563,991              EasyJet, Plc.*. .........................    3,081,134
                                                                  -----------
                                                                    9,306,325
                                                                  -----------
                     TELECOMMUNICATIONS
  873,299              British Telecom, Plc. ...................    4,415,632
  683,700              Spirent, Plc. ...........................    1,162,257
2,242,500              Vodafone Group, Plc. ....................    5,180,602
                                                                  -----------
                                                                   10,758,491
                                                                  -----------
                       TOTAL UNITED KINGDOM ....................   51,879,939
                                                                  -----------


TOTAL INVESTMENTS, (Identified cost
  $182,830,671) (a) .................................   99.3%    $166,002,922
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ......    0.7        1,101,504
                                                       -----     ------------
NET ASSETS ..........................................  100.0%    $167,104,426
                                                       =====     ============
----------

*     Non-income producing security

(a) The aggregate cost for federal income tax purposes is $181,515,103, the aggregate gross unrealized appreciation is $16,273,316, and the aggregate gross unrealized depreciation is $31,785,497, resulting in net unrealized depreciation of $15,512,181.

   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2001

ASSETS:
      Investments securities, at value (identified
        cost $182,830,671) ....................................  $166,002,922
      Cash ....................................................     1,564,346
      Receivables for:

         Dividends ............................................       243,796
         Foreign tax reclaim ..................................       124,171
         Contributions ........................................        53,554
                                                                 ------------
            Total Assets ......................................   167,988,789
                                                                 ------------
LIABILITIES:
      Payables for:
         Withdrawals ..........................................       616,882
         Custody fees .........................................        96,042
         Investment advisory fees .............................        92,417
         Administration fees ..................................         4,976
         Trustees' fees .......................................         3,000
         Accrued expenses and other liabilities ...............        71,046
                                                                 ------------
            Total Liabilities .................................       884,363
                                                                 ------------
NET ASSETS ....................................................  $167,104,426
                                                                 ============

   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 2001

NET INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes
           of $692,201) .......................................   $  3,333,499
                                                                  ------------
      Expenses:
         Investment advisory fees .............................      1,423,001
         Custody fees .........................................        286,261
         Administrative fees ..................................         76,603
         Trustees' fees and expenses ..........................         15,999
         Miscellaneous expenses ...............................         31,481
                                                                  ------------
           Total Expenses .....................................      1,833,345
           Fees paid indirectly ...............................       (103,757)
                                                                  ------------
           Net expenses .......................................      1,729,588
                                                                  ------------
      Net Investment Income ...................................      1,603,911
                                                                  ------------

NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments and foreign exchange
        transactions ..........................................    (12,060,334)
      Net change in unrealized depreciation on investments
         and foreign currency translations ....................    (51,545,713)
                                                                  ------------
      Net Realized and Unrealized Loss ........................    (63,606,047)
                                                                  ------------
      Net Decrease in Net Assets Resulting from Operations ....   $(62,002,136)
                                                                  ============


   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                            For the years
                                                           ended October 31,
                                                     ---------------------------
                                                       2001             2000
                                                     --------         --------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income  ....................... $  1,603,911   $  1,381,160
     Net realized gain (loss) on investments
       and foreign exchange transactions  .........  (12,060,334)     2,318,033
     Net change in unrealized appreciation
       (depreciation) on investments and foreign
          currency translations  ..................  (51,545,713)    34,710,029
                                                    ------------   ------------
          Net increase (decrease) in net assets
            resulting from operations .............  (62,002,136)    38,409,222
                                                    ------------   ------------

   Capital stock transactions:
     Proceeds from contributions  .................   64,919,245    373,829,857
     Fair value of withdrawals  ................... (101,960,720)  (146,091,042)
                                                    ------------   ------------
          Net increase (decrease) in net assets
            resulting from capital stock
               transactions  ......................  (37,041,475)   227,738,815
                                                    ------------   ------------
               Total increase (decrease) in
                 net assets  ......................  (99,043,611)   266,148,037

NET ASSETS:

   Beginning of year  .............................  266,148,037             --
                                                    ------------   ------------
   End of year  ................................... $167,104,426   $266,148,037
                                                    ============   ============

   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY Portfolio

                              FINANCIAL HIGHLIGHTS

                                                            For the years
                                                           ended October 31,
                                                       -----------------------
                                                         2001           2000
                                                       --------       --------
Total return ........................................    (25.41)%         8.64%
Ratios/Supplemental data:
   Net assets, end of period (000's omitted) ........  $167,104       $266,148
   Expenses as a percentage of average net assets:
     Expenses paid by Portfolio .....................      0.79%          0.82%
     Expenses offset arrangement ....................      0.05%          0.02%
                                                       --------       --------
          Total Expenses ............................      0.84%          0.84%
   Ratio of net investment income to average net
     assets .........................................      0.73%          0.52%
   Portfolio turnover rate ..........................        16%            42%

   The accompanying notes are an integral part of these financial statements.

                         BBH EUROPEAN EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH European Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year end, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the

                          BBH EUROPEAN EQUITY PORTFOLIO
      counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the year ended October 31, 2001, the Portfolio incurred $1,423,001 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon. For the year ended October 31, 2001, the Portfolio incurred $76,603 for administrative services.

      Custody Agreement Fees. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended October 31, 2001, the Portfolio incurred $286,261 for custody services. Custody fees for the Portfolio were reduced by $103,757 as a result of an expense offset arrangement with the Portfolio's custodian.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses. For the year ended October 31, 2001, the Portfolio incurred $15,999 for these fees.

      3. Investment Transactions. For the year ended October 31, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $34,792,705 and $62,220,225, respectively. There were no purchases or sales of U.S. government obligations during the year.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH European Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities of BBH European Equity Portfolio, including the schedule of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH European Equity Portfolio as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 21, 2001